Income tax	12 Months Ended
Sep. 30, 2024
Income tax
Income tax

Note 7. Income tax

Accounting policy

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in OCI, in which case it is recognised in the statement of comprehensive income. As the Bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.

Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.

Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.

Deferred tax is not recognised for the following temporary differences:

●
The initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
●
The initial recognition of goodwill in a business combination; and
●
Retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Critical accounting assumptions and estimates

Westpac operates in multiple tax jurisdictions and significant judgement is required in determining the worldwide current tax liability. There are many transactions with uncertain tax outcomes and provisions are determined based on the expected outcomes.

Note 7. Income tax (Continued)

Income tax expense

The following table reconciles income tax expense to the profit before income tax expense.

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Profit before income tax	10,107	10,305	8,469	9,216	8,938
Tax at the Australian company tax rate of 30%	3,032	3,092	2,541	2,765	2,681
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	139	117	67	139	117
Life insurance tax adjustment on policyholder earnings	-	-	(1)	-	-
Dividend adjustments	-	3	-	(379)	(315)
Other non-assessable items	(4)	(9)	(97)	(3)	(1)
Other non-deductible items	25	49	409	23	44
Adjustment for overseas tax rates	(27)	(25)	(31)	(4)	(4)
Income tax (over)/under provided in prior years	(20)	7	(77)	(13)	(2)
Other items[a]	(28)	(130)	(41)	(3)	(16)
Total income tax expense	3,117	3,104	2,770	2,525	2,504
Income tax expense comprises:
Current income tax	3,125	3,009	2,661	2,520	2,393
Movement in deferred tax[b]	12	88	186	18	113
Income tax (over)/under provision in prior years	(20)	7	(77)	(13)	(2)
Total income tax expense	3,117	3,104	2,770	2,525	2,504
Total Australia	2,632	2,637	2,316	2,480	2,430
Total Overseas	485	467	454	45	74
Total income tax expense	3,117	3,104	2,770	2,525	2,504

a.	2023 included $86 million (Parent Entity: nil) related to the sale of Advance Asset Management Limited.
b.	2022 included a $41 million credit (Parent Entity: nil) in relation to assets and liabilities held for sale.

The effective tax rate was 30.84% in 2024 (2023: 30.12%, 2022: 32.71%).

Tax assets

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Current tax assets	13	5	13	5
Deferred tax assets	2,147	2,095	1,883	1,957
Total tax assets	2,160	2,100	1,896	1,962

Tax liabilities

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Current tax liabilities	569	780	408	607
Total tax liabilities	569	780	408	607

Note 7. Income tax (Continued)

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Amounts recognised in the income statements and opening retained profits
Provision for ECL on loans and credit commitments	1,519	1,465	1,314	1,267
Provision for long service leave, annual leave and other employee benefits	407	403	388	384
Property and equipment	203	222	192	195
Other provisions	167	240	141	219
Lease liabilities	576	592	508	531
All other liabilities	222	240	205	226
Total amounts recognised in the income statements and opening retained profits	3,094	3,162	2,748	2,822
Amounts recognised directly in OCI
Investment securities	206	-	206	-
Cash flow hedges	-	87	-	87
Total amounts recognised directly in OCI	206	87	206	87
Gross deferred tax assets	3,300	3,249	2,954	2,909
Set-off of deferred tax assets and deferred tax liabilities	(1,153)	(1,154)	(1,071)	(952)
Net deferred tax assets	2,147	2,095	1,883	1,957
Movements
Balance as at beginning of year	2,095	1,754	1,957	1,646
Recognised in the income statements	(68)	(141)	(74)	(155)
Recognised in OCI	119	87	119	87
Set-off of deferred tax assets and deferred tax liabilities	1	395	(119)	379
Balance as at end of year	2,147	2,095	1,883	1,957

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Amounts recognised in the income statements and opening retained profits
Finance lease transactions	112	194	106	190
Property and equipment	538	497	482	446
All other assets	232	247	232	240
Total amounts recognised in the income statements and opening retained profits	882	938	820	876
Amounts recognised directly in OCI
Investment securities	-	34	-	34
Cash flow hedges	233	138	214	-
Defined benefit	38	44	37	42
Total amounts recognised directly in OCI	271	216	251	76
Gross deferred tax liabilities	1,153	1,154	1,071	952
Set-off of deferred tax assets and deferred tax liabilities	(1,153)	(1,154)	(1,071)	(952)
Net deferred tax liabilities	-	-	-	-
Movements
Balance as at beginning of year	-	-	-	-
Recognised in the income statements	(56)	(53)	(56)	(42)
Recognised in OCI	55	(342)	175	(337)
Set-off of deferred tax assets and deferred tax liabilities	1	395	(119)	379
Balance as at end of year	-	-	-	-

Note 7. Income tax (Continued)

Unrecognised deferred tax balances

The following potential deferred tax balances have not been recognised. The tax effect of the gross balances disclosed below would be based on the corporate tax rates applicable in the relevant jurisdictions, which range between 15% and 45%.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Deductible temporary differences
Tax losses on revenue account	422	448	422	448
Tax losses on capital account	265	184	150	64
Taxable temporary differences
Retained earnings of subsidiaries that would be subject to withholding tax if distributed	402	365	-	-